Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, in which ACG, directly or indirectly, has a controlling financial interest and its variable interest entity, or VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

Non-redeemable non-controlling interests are separately presented as a component of equity in the consolidated financial statements.

Basis of presentation
(b)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Due to the ATA Online Sale Transaction, which represented a strategic shift and had a major effect on the Group’s result of operations, revenues, costs and expenses related to ATA Online Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. See note 1 and note 25.

Use of estimates
(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the fair value determinations of identifiable assets acquired and liabilities assumed, the fair values of share-based payments and other equity investments, the collectability of loan receivable and other receivables, the realizability of deferred income tax assets, the estimate for useful lives and residual values of long-lived assets, the recoverability of long-lived assets, goodwill and long-term investments, determination of estimated stand-alone selling prices of performance obligations, variable consideration and measurement of progress towards completion in revenue recognition. Actual results could differ from those estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Foreign currency
(d)	Foreign currency

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company, ATA Testing Authority (Holdings) Limited (“ATA BVI”),  Xing Wei Institute (Hong Kong) Limited (“Xing Wei”) and ACG International Group Limited (“ACGIGL”)’s functional currency is USD. The functional currency of the Company’s PRC subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the line item “Foreign currency exchange gains (losses), net.”

Assets and liabilities of the Company, ATA BVI, Xing Wei and ACGIGL are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. Equity accounts other than retained earnings (accumulated deficits) generated in the current period are translated into RMB using the appropriate historical rates. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive income (loss) within equity. Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

For the convenience of the readers, the 2020 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD 1.00 = RMB 6.5250, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on December 31, 2020.

Commitments and contingencies
(e)	Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair value measurements
(f)	Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction and principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
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Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

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Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Revenue recognition
(g)	Revenue recognition

The Group’s revenue is primarily generated from portfolio training services, research-based learning services, overseas study counselling services and other educational services through its network in China and abroad as a result of Huanqiuyimeng Acquisition on August 6, 2019. See Note 3. Prior to the consummation of the ATA Online Sale Transaction as described in Note 1, the Group primarily provided computer-based testing services and online education services, which have been classified and reported under discontinued operations for all the periods presented. See Note 25.

The Group’s revenue is recognized net of Value Added Tax (“VAT”). VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until paid to the tax authorities.

Since the adoption of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”) on January 1, 2018, the Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes).

The transaction price includes variable consideration where the Company’s performance may result in full or partial return of the service fees based on the final outcome of the performance targets. The Company estimates the transaction price at contract inception based on expected value method, which the Company believes to be better predict with the amount of consideration to which it will be entitled in the contract. In making the estimate of variable consideration, the Company applies judgments which are inherently subjective. This includes the assessment of the final outcome of the performance targets and its historical experience and performance. The amount of estimated variable consideration included in the transaction price is limited only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable condition is subsequently resolved. Management reviews these estimates on a regular basis. Any changes in these factors which affect the estimated variable consideration and revenue recognized are applied prospectively.

For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.

The Group’s contracts with customers also include promises to transfer multiple services. For these contracts, the Group accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Group does not sell the product or service separately, the Group determines the SSP using information that may include market conditions and other observable inputs. For these contracts with variable consideration, the Group determines that variable consideration is allocated according to the method as described above, because variable consideration is attributable to all of the performance obligations in a contract.

i)	Portfolio training services

Portfolio training services primarily consist of one-on-one or small-group training at the training centers or online platform in which the teachers provide guidance to students to practice observational drawing or other forms of art work and finally compile the selected pieces to form a portfolio.

Individual students select to enroll either in time-based program in which they can take a pre-determined number of hours of training or in a project-based program in which they are guided to complete a portfolio that usually consists of three to five art projects. Revenue is recognized over a period of time based on the number of training hours expended and total hours of training under the contract with the student since the individual student simultaneously receives and consumes the benefits of the portfolio training services as the Group performs. Under project-based programs, the number of hours of training required to complete a project is not pre-determined and varies depending on the background and requirements of individual student. The Group reassesses the total hours of training pursuant to each contract of project-based program with individual student on a quarterly basis. Any adjustments arising from the changes of estimated training hours are applied prospectively.

ii)	Research-based learning services (formerly known as the educational travel services)

The Group provides educational travel services for individual students to bring them art-related experience by providing integration of both travel and study activities in each educational service contract according to the background of individual students. While the educational travel services has been significantly impacted by the coronavirus disease (“COVID-19”) during the year 2020, the Group introduced new services under the “research-based learning services”, which mainly consist of domestic educational travel services, academic educational learning services, workshop experience services and transferrable credit courses. Revenue is recognized when control of the promised services is transferred to customers in an amount of consideration which the Group expects to be entitled to in exchange for those services.

iii)	Overseas study counselling services

The Group provides overseas study counselling services to students who intend to study abroad on the following aspects, including but not limited to, customized timetable for applicants, university and program selection, developing paperwork for applications, interview simulation and enrollment documents preparation.

The Group provides integration and customization of the promised services in each overseas study counselling service contract depending on the background and requirements of the students and aims to deliver a combined output for counselling service to cover both academic and practical aspects during the entire process of application.  The promised services are highly interdependent and interrelated and are accounted as one performance obligation, as the promised services in a contract are not distinct within the context of the contract. Since the students simultaneously receive and consume the benefits of these services throughout the service period as the Group performs, the Group recognizes revenue over the counselling service period on the basis of costs incurred to-date to the total estimated costs.

iv)	Other educational services

Other educational services mainly consist of language training services, junior art education services and in-school classes. Revenue is recognized when control of promised services is transferred to the customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services.

v)	K-12 education assessment and other services

The Group derives revenues by providing the assessment reports for the test takers to customers. Revenues from education assessment services are recognized when the Group delivers the reports to customers, which is when the control over the report has been transferred to customers. Fees received in advance are recorded as deferred revenue when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration.

The Group derives content development revenue by designing test model and providing the developed content to customers. Revenues from content development are recognized when the Group delivers the developed content to customers, which is when the control over the content has been transferred to customers.

The Group adopted ASC 606, Revenue from Contracts with Customers from January 1, 2018. The Group has applied the modified retrospective method starting on January 1, 2018 and conducted a review and evaluation over all the contracts that are not completed on January 1, 2018 and concluded that there is nil impact on the retained earnings as of January 1, 2018 as a result of the adoption of new revenue guidance.

Contract cost
(h)	Contract cost

Sales commissions to sales personnel and third-party agents, and incentives to existing students for referred customers are accounted for as incremental cost of obtaining sales contracts from customers and are initially recognized as an amortizable asset in other non-current assets. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate and are included in “sales and marketing expenses” in the consolidated statements of comprehensive income (loss).

Cost of revenues
(i)	Cost of revenues

Prior to the Huanqiuyimeng Acquisition, cost of revenues consists primarily of content development costs, amortized expenses of education assessment caseware, payroll compensation, and other related costs, which are directly attributable to the rendering of various services. As a result of the Huanqiuyimeng Acquisition, cost of revenues primarily consist of (1) teaching fees, payroll compensation for teaching support and administrative staff from the training centers, performance-linked bonuses paid to teachers, rental payments for training centers, as well as costs of course materials and teaching aids for portfolio training services, (2) payroll compensation, outsourcing service costs, lodging and transportation expenses, overseas expenses, and other related costs which are directly attributable to the provision of research-based learning services and overseas study counselling services, and (3) teaching fees,payroll compensation, content development costs, and other related costs, which are directly attributable to the rendering of other educational services and K-12 education assessment and other services.

Research and development costs
(j)	Research and development costs

Research and development costs primarily consist of the costs of equipment used in research and development activities, salaries and benefits, traveling expenses and share-based compensation expenses for the Group’s research and development personnel, the costs of outsourcing services and other costs relating to the design, development, testing and enhancement of the technology systems in support for the rendering of the Group’s products and services. Research and development costs are expensed as incurred. Research and development cost incurred over software developed for internal use and software developed for sale are treated as follows.

i)	Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)	Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements.

Lease
(k)	Lease

The Group is a lessee in a number of non-cancellable operating leases, primarily for training center and office spaces.

Periods prior to January 1, 2019

Operating lease

The Group leased offices under non-cancellable operating leases. Leases with escalated rent provisions were recognized on a straight-line basis commencing with the beginning of the lease term. There was no contingent rent in the lease agreements. The lease terms ranged between 12 and 36 months.

Capital lease

On initial recognition, assets held under capital leases were recorded as property and equipment. At inception of the lease, capital leases were recorded at amounts equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments. Minimum lease payments under capital leases were apportioned between finance expense and reduction of the outstanding liability.

The finance expense was allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Periods commencing January 1, 2019

From January 1, 2019, the Group accounts for leases in accordance with ASC Topic 842, Leases (see Note 10) The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use (ROU) asset and a lease liability at the lease commencement date.

For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.

Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.

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ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its non-collateralized borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.

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The lease term for all of the Group’s leases includes the non-cancellable period of the lease plus any additional periods covered by either the Group’s option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

•	Lease payments included in the measurement of the lease liability comprise the following:

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Fixed payments, including in-substance fixed payments, owed over the lease term (which includes termination penalties the Group would owe if the lease term assumes the Group to exercise a termination option);

–	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the lease commencement date;

–	Amounts expected to be payable under the Group-provided residual value guarantee; and

–	The exercise price of the Group’s option to purchase the underlying asset if the Group is reasonably certain to exercise the option.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease cost is recognized on a straight-line basis over the lease term.

Variable lease payments associated with the Group’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expense in the Group’s consolidated statements of comprehensive income (loss) in the same line item as expense arising from fixed lease payments for operating leases.

ROU assets for operating lease are periodically reduced by impairment losses. The Group uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

The Group monitors for events or changes in circumstances that require a reassessment of one of its leases. When a reassessment results in the re-measurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.

Operating lease ROU assets are presented as operating lease right of use assets on the consolidated balance sheet. The current portion of operating lease liabilities is included in lease liabilities-current and the long-term portion is presented separately as other non-current liabilities on the consolidated balance sheet.

The Group has elected not to recognize ROU assets and lease liabilities for short-term leases of training centers and offices that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term training centers and offices leases as an expense on a straight-line basis over the lease term.

As of December 31, 2019 and 2020, the Company did not have any finance leases.

The Company adopted the new lease accounting standard since January 1, 2019, and elected to apply the transition provisions of the standard on the date of adoption. Accordingly, the Company didn’t restate prior year comparative periods for the impact of the new lease accounting standard. The Company also elected the package of practical expedients permitted under the transition guidance within the new lease accounting standard, including: (1) the Group didn’t reassess whether any expired or existing contracts are or contain leases; (2) the Group combined lease and non-lease components for facilities leases, which primarily relate to ancillary expenses such as common area maintenance charges and management fees of its operating leases. In addition, for leases with a term of 12 months or less, an election was made not to recognize lease assets and lease liabilities.

Upon the adoption of the new lease accounting standard ASC 842, the Company recognized right-of-use assets and lease liabilities of approximately RMB 3.5 million and RMB 3.0 million, respectively, at January 1, 2019, consisting primarily of operating leases relating to office space.

Income taxes
(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

A deferred tax liability is not recognized for the excess of the Company’s financial statement carrying amount over the tax basis of its investment in a foreign subsidiary, if there exists specific plans for reinvestment of undistributed earnings of a subsidiary which demonstrates that remittance of the earnings will be postponed indefinitely.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income (loss).

Share-based payment
(m)	Share-based payment

The Group measures the cost of employee share options and non-vested shares based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. Awards granted to employees with performance conditions are measured at fair value on the grant date and are recognized as compensation expenses in the period and thereafter when the performance goal becomes probable to achieve.

When there is a modification of the terms and conditions of an award of equity instruments, the Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. Cancellations in the vesting period are treated as an acceleration of vesting, and recognized immediately for the amount that would otherwise have been recognized for services over the vesting period.

When there is a change in the grantee status from an employee to a non-employee, if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

Cash and cash equivalents
(n)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments with original maturity less than three months and readily convertible to known amount of cash.

Accounts receivable and loan receivable
(o)	Accounts receivable and loan receivable

Accounts receivable are recognized at invoiced amounts, less an allowance for uncollectible accounts, if any.

Prior to January 1, 2020, the allowance for doubtful accounts was the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts was based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances were charged off against the allowance after all means of collection had been exhausted and the potential for recovery is considered remote. The Group did not have any off-balance-sheet credit exposure related to its customers.

In connection with the adoption of ASC 326 Financial Instruments-Credit Losses (the “ASC 326”) on January 1, 2020, the new accounting standard replaced the incurred loss impairment methodology for recognizing credit losses with a new methodology that requires recognition of lifetime expected credit losses when a financial asset is originated or purchased, even if the risk of loss is remote, which results in losses being recognized earlier. The new methodology (referred to as the current expected credit losses model, or "CECL") applies to most financial assets measured at amortized cost, including accounts receivables and loan receivable, and requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses. The Company adopted the new accounting standard as of January 1, 2020 using a modified retrospective transition approach and did not make any opening balance sheet adjustments due to the immaterial amounts. The adoption did not have a material impact on the Company's consolidated financial statements and related disclosures.

Long-term investments
(p)	Long-term investments

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as investment income (losses) in the consolidated statements of comprehensive income (loss).

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Other equity investments

In connection with the adoption of ASC321 Investment—Equity securities as of January 1, 2018, the Group have elected to measure such investments at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and write down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity security without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Property and equipment, net
(q)	Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Intangible assets
(r)	Intangible assets

Intangible assets mainly consist of externally purchase text content and software platform and acquired intangible assets resulting from the acquisitions of entities accounted for using the acquisition method of accounting, which are estimated by management based on the fair value of assets acquired at the acquisition date. Intangible assets are amortized on a straight-

line basis over their respective estimated useful lives, which range from 1.4 to 10 years.

The Group has no intangible assets with indefinite useful lives.

Impairment of long-lived assets, excluding goodwill
(s)	Impairment of long-lived assets, excluding goodwill

Long-lived assets, including property and equipment, intangible assets, other non-current assets subject to amortization and right-of-use assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill
(t)	Goodwill

Periods prior to January 1, 2020

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination. Goodwill is reviewed for impairment at least annually based on the Group’s reporting units, which are defined as operating segments or one level below the operating segments (also known as components). The Group performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

If the two-step goodwill impairment test is required, first, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit’s goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

The Group performs goodwill impairment testing on an annual basis and whenever events or changes in circumstances indicate that the carrying value of a reporting unit likely exceeds its fair value.

Periods commencing January 1, 2020

In connection with the adoption of ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment as of January 1, 2020, the goodwill impairment test was simplified by comparing the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit's fair value. The Company adopted ASU 2017-04 on January 1, 2020. The adoption did not have a material impact on the Company’s consolidated financial statements.

Employee benefit plans
(u)	Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended December 31, 2018 , 2019 and 2020 are allocated to the following expense items:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	79,280	2,363,553	3,022,423
Research and development	3,232,457	2,468,898	962,709
Sales and marketing	771,479	2,077,128	1,881,648
General and administrative	1,530,096	3,301,256	2,576,853
Total expense due to employee benefit plans	5,613,312	10,210,835	8,443,633

Earnings per share
(v)	Earnings per share

Basic earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s non-vested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to dividends or dividend equivalents (whether paid or unpaid).

Diluted earnings per share is calculated by dividing net earnings adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options (using the treasury stock method). Common equivalent shares in the diluted earnings per share computation are excluded to the effect that they would be anti-dilutive.

The Group uses income (loss) from continuing operations as the control number in determining whether the potential common shares are dilutive or anti-dilutive.

Segment reporting
(w)	Segment reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach in determining operating segments. The management approach considers the internal reporting used by the chief operating decision maker for making operating decisions about the allocation of resources and the assessment of its performance in determining the Group’s operating segments. As a result of the Huanqiuyimeng Acquisition as described in Note 1, the Group classified the operating segments for the years ended December 31, 2019 and 2020 into (i) Overseas art study services (ii) Other educational services and (iii) K-12 education assessment and other services. The Group had one operating segment which included K-12 education assessment and other services for the year ended December 31, 2018. Substantially all of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.

Discontinued operations
(x)	Discontinued operations

When a component of the Group’s business is sold or expected to be sold during the year, the Group considers whether the criteria of ASC 205-20, Discontinued Operations, has been met, which includes evaluating if the disposal of a component represents a strategic shift that has, or will have, a major effect on the Group.

When a discontinued operation is disposed of before being classified as held for sale, the Company presents the assets and liabilities of the discontinued operation separately from other assets and liabilities on the consolidated balance sheet before the period that includes the disposal.

Business combination
(y)	Business combination

Business combinations are recorded using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires an acquirer to determine the identifiable acquired assets, the liabilities assumed and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. The consideration transferred for an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities assumed, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Recently issued accounting standards

(z)	Recently issued accounting standards

In December 2019, the FASB issued ASU 2019-12, Income Tax (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the effect of the disclosure requirements of ASU 2019-12 on the Company's consolidated financial statements.